Cash, cash equivalents, and restricted cash - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash deposit	$ 0.5	$ 0.9